LVIP SSGA Mid-Cap Index Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.98%
Aerospace & Defense–3.37%
†AeroVironment, Inc.	9,722	$3,061,360
†ATI, Inc.	42,172	3,430,270
BWX Technologies, Inc.	27,932	5,149,823
Carpenter Technology Corp.	15,233	3,740,311
Curtiss-Wright Corp.	11,514	6,251,411
Hexcel Corp.	24,351	1,526,808
†Kratos Defense & Security Solutions, Inc.	51,600	4,714,692
Woodward, Inc.	18,325	4,630,911
		32,505,586
Air Freight & Logistics–0.19%
†GXO Logistics, Inc.	35,039	1,853,213
		1,853,213
Automobile Components–0.81%
Autoliv, Inc.	21,561	2,662,783
Gentex Corp.	67,066	1,897,968
†Goodyear Tire & Rubber Co.	87,146	651,852
Lear Corp.	16,260	1,635,919
Visteon Corp.	8,330	998,434
		7,846,956
Automobiles–0.28%
Harley-Davidson, Inc.	37,207	1,038,075
Thor Industries, Inc.	16,230	1,682,889
		2,720,964
Banks–6.51%
Associated Banc-Corp.	49,925	1,283,572
Bank OZK	32,367	1,650,070
Cadence Bank	56,948	2,137,828
Columbia Banking System, Inc.	91,374	2,351,967
Comerica, Inc.	39,261	2,690,164
Commerce Bancshares, Inc.	37,946	2,267,653
Cullen/Frost Bankers, Inc.	19,672	2,493,819
East West Bancorp, Inc.	42,115	4,483,142
First Financial Bankshares, Inc.	39,690	1,335,569
First Horizon Corp.	155,235	3,509,863
Flagstar Financial, Inc.	91,189	1,053,233
FNB Corp.	109,770	1,768,395
Glacier Bancorp, Inc.	36,135	1,758,690
Hancock Whitney Corp.	25,891	1,621,036
Home BancShares, Inc.	56,070	1,586,781
International Bancshares Corp.	16,516	1,135,475
Old National Bancorp	106,574	2,339,299
Pinnacle Financial Partners, Inc.	23,513	2,205,284
Prosperity Bancshares, Inc.	29,071	1,928,861
Southstate Bank Corp.	30,979	3,062,894
Synovus Financial Corp.	42,416	2,081,777
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†Texas Capital Bancshares, Inc.	13,978	$1,181,560
UMB Financial Corp.	21,810	2,581,214
United Bankshares, Inc.	43,066	1,602,486
Valley National Bancorp	147,114	1,559,408
Webster Financial Corp.	50,755	3,016,877
Western Alliance Bancorp	31,681	2,747,376
Wintrust Financial Corp.	20,478	2,712,106
Zions Bancorp NA	45,105	2,552,041
		62,698,440
Beverages–0.57%
†Boston Beer Co., Inc. Class A	2,417	511,002
†Celsius Holdings, Inc.	48,905	2,811,549
Coca-Cola Consolidated, Inc.	18,320	2,146,371
		5,468,922
Biotechnology–2.41%
†BioMarin Pharmaceutical, Inc.	58,652	3,176,592
†Cytokinetics, Inc.	36,476	2,004,721
†Exelixis, Inc.	82,255	3,397,132
†Halozyme Therapeutics, Inc.	35,755	2,622,272
†Neurocrine Biosciences, Inc.	30,302	4,253,795
†Roivant Sciences Ltd.	131,548	1,990,321
†United Therapeutics Corp.	13,820	5,793,482
		23,238,315
Broadline Retail–0.40%
Macy's, Inc.	83,053	1,489,140
†Ollie's Bargain Outlet Holdings, Inc.	18,747	2,407,115
		3,896,255
Building Products–2.11%
AAON, Inc.	20,680	1,932,339
Advanced Drainage Systems, Inc.	21,858	3,031,704
Carlisle Cos., Inc.	13,033	4,287,336
Fortune Brands Innovations, Inc.	36,717	1,960,321
Owens Corning	25,555	3,615,010
Simpson Manufacturing Co., Inc.	12,717	2,129,589
†Trex Co., Inc.	32,779	1,693,691
UFP Industries, Inc.	17,875	1,671,134
		20,321,124
Capital Markets–3.11%
Affiliated Managers Group, Inc.	8,682	2,070,049
Carlyle Group, Inc.	79,641	4,993,491
Evercore, Inc. Class A	11,795	3,978,689
Federated Hermes, Inc.	22,547	1,170,866
Hamilton Lane, Inc. Class A	12,342	1,663,578
LVIP SSGA Mid-Cap Index Fund–1

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Houlihan Lokey, Inc.	16,614	$3,411,186
Janus Henderson Group PLC	38,045	1,693,383
Jefferies Financial Group, Inc.	50,475	3,302,074
Morningstar, Inc.	7,476	1,734,507
SEI Investments Co.	28,722	2,437,062
Stifel Financial Corp.	31,225	3,543,101
		29,997,986
Chemicals–1.43%
Ashland, Inc.	13,943	668,009
Avient Corp.	27,849	917,625
†Axalta Coating Systems Ltd.	66,163	1,893,585
Cabot Corp.	16,242	1,235,204
NewMarket Corp.	2,383	1,973,624
Olin Corp.	34,953	873,476
RPM International, Inc.	39,274	4,629,619
Scotts Miracle-Gro Co.	13,569	772,755
Westlake Corp.	10,156	782,621
		13,746,518
Commercial Services & Supplies–1.64%
Brink's Co.	12,737	1,488,446
†Clean Harbors, Inc.	15,431	3,583,387
MSA Safety, Inc.	11,265	1,938,368
RB Global, Inc.	56,724	6,146,613
Tetra Tech, Inc.	80,353	2,682,183
		15,838,997
Communications Equipment–1.01%
†Ciena Corp.	43,207	6,293,964
†Lumentum Holdings, Inc.	21,323	3,469,465
		9,763,429
Construction & Engineering–2.75%
AECOM	40,462	5,279,077
†API Group Corp.	113,150	3,888,966
Comfort Systems USA, Inc.	10,757	8,876,461
†Fluor Corp.	49,394	2,078,006
†MasTec, Inc.	18,726	3,985,080
Valmont Industries, Inc.	6,032	2,338,787
		26,446,377
Construction Materials–0.38%
Eagle Materials, Inc.	9,902	2,307,562
†Knife River Corp.	17,290	1,329,082
		3,636,644
Consumer Finance–0.73%
Ally Financial, Inc.	85,582	3,354,814
FirstCash Holdings, Inc.	11,968	1,895,971
SLM Corp.	63,744	1,764,434
		7,015,219
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–2.90%
Albertsons Cos., Inc. Class A	123,227	$2,157,705
†BJ's Wholesale Club Holdings, Inc.	40,376	3,765,062
Casey's General Stores, Inc.	11,362	6,423,166
†Maplebear, Inc.	56,372	2,072,235
†Performance Food Group Co.	47,813	4,974,464
†Sprouts Farmers Market, Inc.	29,844	3,247,027
†U.S. Foods Holding Corp.	68,787	5,270,460
		27,910,119
Containers & Packaging–1.12%
AptarGroup, Inc.	20,178	2,696,991
Crown Holdings, Inc.	35,178	3,397,843
Graphic Packaging Holding Co.	90,608	1,773,199
Greif, Inc. Class A	7,957	475,510
Silgan Holdings, Inc.	27,061	1,163,894
Sonoco Products Co.	30,140	1,298,733
		10,806,170
Diversified Consumer Services–1.31%
†Duolingo, Inc.	12,142	3,907,781
Graham Holdings Co. Class B	1,034	1,217,338
†Grand Canyon Education, Inc.	8,477	1,860,871
H&R Block, Inc.	40,824	2,064,470
Service Corp. International	42,904	3,570,471
		12,620,931
Diversified REITs–0.47%
WP Carey, Inc.	66,984	4,526,109
		4,526,109
Diversified Telecommunication Services–0.36%
†Frontier Communications Parent, Inc.	76,508	2,857,574
Iridium Communications, Inc.	32,309	564,115
		3,421,689
Electric Utilities–0.97%
ALLETE, Inc.	17,692	1,174,749
IDACORP, Inc.	16,522	2,183,382
OGE Energy Corp.	61,566	2,848,659
Portland General Electric Co.	33,368	1,468,192
TXNM Energy, Inc.	28,985	1,639,102
		9,314,084
Electrical Equipment–1.76%
Acuity, Inc.	9,273	3,193,529
EnerSys	11,420	1,290,003
†NEXTracker, Inc. Class A	45,205	3,344,718
nVent Electric PLC	49,200	4,853,088
LVIP SSGA Mid-Cap Index Fund–2

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
Regal Rexnord Corp.	20,294	$2,910,971
Sensata Technologies Holding PLC	44,535	1,360,544
		16,952,853
Electronic Equipment, Instruments & Components–3.45%
†Arrow Electronics, Inc.	15,702	1,899,942
Avnet, Inc.	25,630	1,339,936
Belden, Inc.	12,083	1,453,222
Cognex Corp.	51,307	2,324,207
†Coherent Corp.	47,531	5,120,039
Crane NXT Co.	15,065	1,010,410
†Fabrinet	10,949	3,992,224
†Flex Ltd.	114,709	6,649,681
†IPG Photonics Corp.	7,743	613,168
Littelfuse, Inc.	7,554	1,956,562
†Novanta, Inc.	11,024	1,104,054
TD SYNNEX Corp.	23,442	3,838,628
Vontier Corp.	44,864	1,882,942
		33,185,015
Energy Equipment & Services–0.93%
NOV, Inc.	113,495	1,503,809
TechnipFMC PLC	125,600	4,954,920
†Valaris Ltd.	20,245	987,348
Weatherford International PLC	21,962	1,502,860
		8,948,937
Entertainment–0.16%
Warner Music Group Corp. Class A	44,602	1,519,144
		1,519,144
Financial Services–1.64%
Equitable Holdings, Inc.	91,535	4,648,147
Essent Group Ltd.	30,114	1,914,046
†Euronet Worldwide, Inc.	11,804	1,036,509
MGIC Investment Corp.	70,433	1,998,184
†Shift4 Payments, Inc. Class A	20,556	1,591,035
Voya Financial, Inc.	29,465	2,203,982
Western Union Co.	98,384	786,088
†WEX, Inc.	10,509	1,655,483
		15,833,474
Food Products–0.82%
†Darling Ingredients, Inc.	48,398	1,494,046
Flowers Foods, Inc.	64,299	839,102
Ingredion, Inc.	19,654	2,399,950
Marzetti Co.	6,231	1,076,655
Pilgrim's Pride Corp.	13,096	533,269
†Post Holdings, Inc.	14,596	1,568,778
		7,911,800
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities–1.11%
National Fuel Gas Co.	27,595	$2,548,950
New Jersey Resources Corp.	30,637	1,475,172
ONE Gas, Inc.	18,303	1,481,445
Southwest Gas Holdings, Inc.	19,631	1,537,892
Spire, Inc.	18,031	1,469,887
UGI Corp.	65,723	2,185,947
		10,699,293
Ground Transportation–1.40%
†Avis Budget Group, Inc.	5,170	830,173
Knight-Swift Transportation Holdings, Inc.	49,587	1,959,182
Landstar System, Inc.	10,635	1,303,425
Ryder System, Inc.	12,450	2,348,568
†Saia, Inc.	8,139	2,436,491
†XPO, Inc.	35,969	4,649,713
		13,527,552
Health Care Equipment & Supplies–1.20%
Dentsply Sirona, Inc.	60,713	770,448
†Envista Holdings Corp.	50,604	1,030,804
†Globus Medical, Inc. Class A	34,440	1,972,379
†Haemonetics Corp.	14,698	716,381
†Lantheus Holdings, Inc.	20,825	1,068,114
†LivaNova PLC	16,667	873,017
†Masimo Corp.	14,086	2,078,389
†Penumbra, Inc.	11,917	3,018,814
		11,528,346
Health Care Providers & Services–2.27%
Chemed Corp.	4,453	1,993,786
Encompass Health Corp.	30,781	3,909,803
Ensign Group, Inc.	17,507	3,024,684
†HealthEquity, Inc.	26,480	2,509,510
†Hims & Hers Health, Inc.	63,242	3,587,086
†Option Care Health, Inc.	49,477	1,373,481
†Tenet Healthcare Corp.	26,994	5,480,862
		21,879,212
Health Care REITs–0.74%
Healthcare Realty Trust, Inc.	107,436	1,937,071
Omega Healthcare Investors, Inc.	90,166	3,806,809
Sabra Health Care REIT, Inc.	73,327	1,366,815
		7,110,695
Health Care Technology–0.32%
†Doximity, Inc. Class A	41,716	3,051,525
		3,051,525
Hotel & Resort REITs–0.07%
Park Hotels & Resorts, Inc.	60,896	674,728
		674,728
LVIP SSGA Mid-Cap Index Fund–3

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure–2.84%
Aramark	80,338	$3,084,979
Boyd Gaming Corp.	18,114	1,565,955
†Cava Group, Inc.	30,520	1,843,713
Choice Hotels International, Inc.	6,281	671,502
Churchill Downs, Inc.	20,366	1,975,706
†Hilton Grand Vacations, Inc.	18,788	785,526
Hyatt Hotels Corp. Class A	12,925	1,834,445
†Light & Wonder, Inc.	25,694	2,156,755
Marriott Vacations Worldwide Corp.	8,436	561,500
†Planet Fitness, Inc. Class A	25,604	2,657,695
Texas Roadhouse, Inc.	20,306	3,373,842
Travel & Leisure Co.	19,875	1,182,364
Vail Resorts, Inc.	11,353	1,698,068
Wingstop, Inc.	8,528	2,146,327
Wyndham Hotels & Resorts, Inc.	23,293	1,861,111
		27,399,488
Household Durables–1.82%
KB Home	20,785	1,322,757
Somnigroup International, Inc.	64,141	5,409,011
†Taylor Morrison Home Corp.	30,234	1,995,746
Toll Brothers, Inc.	30,012	4,145,858
†TopBuild Corp.	8,550	3,341,853
Whirlpool Corp.	17,106	1,344,532
		17,559,757
Independent Power and Renewable Electricity Producers–0.80%
Ormat Technologies, Inc.	18,557	1,786,111
†Talen Energy Corp.	13,961	5,938,730
		7,724,841
Industrial REITs–1.02%
EastGroup Properties, Inc.	16,275	2,754,707
First Industrial Realty Trust, Inc.	40,469	2,082,939
Rexford Industrial Realty, Inc.	72,202	2,968,224
STAG Industrial, Inc.	57,096	2,014,918
		9,820,788
Insurance–4.15%
American Financial Group, Inc.	21,167	3,084,455
†Brighthouse Financial, Inc.	17,520	929,962
CNO Financial Group, Inc.	29,553	1,168,821
Fidelity National Financial, Inc.	78,129	4,726,023
First American Financial Corp.	31,086	1,996,965
Hanover Insurance Group, Inc.	10,959	1,990,483
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Kemper Corp.	19,169	$988,162
Kinsale Capital Group, Inc.	6,764	2,876,459
Old Republic International Corp.	69,865	2,967,166
Primerica, Inc.	9,898	2,747,586
Reinsurance Group of America, Inc.	20,183	3,877,760
RenaissanceRe Holdings Ltd.	14,390	3,654,053
RLI Corp.	28,059	1,830,008
Ryan Specialty Holdings, Inc.	34,417	1,939,742
Selective Insurance Group, Inc.	18,600	1,507,902
Unum Group	47,943	3,729,006
		40,014,553
Interactive Media & Services–0.10%
†ZoomInfo Technologies, Inc.	85,361	931,289
		931,289
IT Services–1.26%
†ASGN, Inc.	13,311	630,276
†Kyndryl Holdings, Inc.	70,710	2,123,421
†Okta, Inc.	51,100	4,685,870
†Twilio, Inc. Class A	46,900	4,694,221
		12,133,788
Leisure Products–0.49%
Brunswick Corp.	20,018	1,265,938
†Mattel, Inc.	98,471	1,657,267
Polaris, Inc.	16,381	952,228
†YETI Holdings, Inc.	24,705	819,712
		4,695,145
Life Sciences Tools & Services–1.68%
†Avantor, Inc.	208,442	2,601,356
†Bio-Rad Laboratories, Inc. Class A	5,578	1,564,016
Bruker Corp.	33,880	1,100,761
†Illumina, Inc.	46,995	4,463,115
†Medpace Holdings, Inc.	6,782	3,487,033
†Repligen Corp.	16,181	2,162,915
†Sotera Health Co.	53,692	844,575
		16,223,771
Machinery–5.05%
AGCO Corp.	18,959	2,029,940
†Chart Industries, Inc.	13,502	2,702,425
CNH Industrial NV	271,490	2,945,666
Crane Co.	14,948	2,752,525
Donaldson Co., Inc.	35,653	2,918,198
Esab Corp.	17,455	1,950,422
Flowserve Corp.	39,951	2,122,996
Graco, Inc.	50,661	4,304,158
ITT, Inc.	23,835	4,260,745
LVIP SSGA Mid-Cap Index Fund–4

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Lincoln Electric Holdings, Inc.	16,864	$3,977,037
†Middleby Corp.	14,249	1,894,120
Mueller Industries, Inc.	33,839	3,421,461
Oshkosh Corp.	19,531	2,533,171
†RBC Bearings, Inc.	9,604	3,748,345
Terex Corp.	20,048	1,028,462
Timken Co.	19,338	1,453,831
Toro Co.	30,143	2,296,897
Watts Water Technologies, Inc. Class A	8,378	2,339,808
		48,680,207
Marine Transportation–0.15%
†Kirby Corp.	17,036	1,421,654
		1,421,654
Media–0.80%
†EchoStar Corp. Class A	41,154	3,142,519
New York Times Co. Class A	49,487	2,840,554
Nexstar Media Group, Inc.	8,708	1,721,920
		7,704,993
Metals & Mining–1.84%
Alcoa Corp.	79,128	2,602,520
†Cleveland-Cliffs, Inc.	151,256	1,845,323
Commercial Metals Co.	34,210	1,959,549
†MP Materials Corp.	41,100	2,756,577
Reliance, Inc.	16,072	4,513,500
Royal Gold, Inc.	20,148	4,041,286
		17,718,755
Mortgage Real Estate Investment Trusts (REITs)–0.62%
Annaly Capital Management, Inc.	196,298	3,967,182
Starwood Property Trust, Inc.	105,451	2,042,586
		6,009,768
Multi-Utilities–0.26%
Black Hills Corp.	22,278	1,372,102
Northwestern Energy Group, Inc.	18,763	1,099,699
		2,471,801
Office REITs–0.61%
COPT Defense Properties	34,345	998,066
Cousins Properties, Inc.	51,389	1,487,198
Kilroy Realty Corp.	33,223	1,403,672
Vornado Realty Trust	49,182	1,993,346
		5,882,282
Oil, Gas & Consumable Fuels–3.03%
Antero Midstream Corp.	102,385	1,990,364
†Antero Resources Corp.	89,701	3,010,366
Chord Energy Corp.	17,501	1,739,074
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Civitas Resources, Inc.	25,445	$826,962
†CNX Resources Corp.	43,109	1,384,661
DT Midstream, Inc.	31,061	3,511,757
HF Sinclair Corp.	48,573	2,542,311
Matador Resources Co.	35,659	1,602,159
Murphy Oil Corp.	41,037	1,165,861
Ovintiv, Inc.	78,544	3,171,607
PBF Energy, Inc. Class A	25,027	755,065
Permian Resources Corp.	213,684	2,735,155
Range Resources Corp.	72,802	2,740,267
Viper Energy, Inc. Class A	51,432	1,965,731
		29,141,340
Paper & Forest Products–0.18%
Louisiana-Pacific Corp.	19,333	1,717,544
		1,717,544
Passenger Airlines–0.42%
†Alaska Air Group, Inc.	35,293	1,756,885
†American Airlines Group, Inc.	201,670	2,266,771
		4,023,656
Personal Care Products–0.44%
†BellRing Brands, Inc.	38,385	1,395,295
†Coty, Inc. Class A	111,561	450,706
†elf Beauty, Inc.	18,164	2,406,367
		4,252,368
Pharmaceuticals–0.67%
†Elanco Animal Health, Inc.	151,900	3,059,266
†Jazz Pharmaceuticals PLC	18,536	2,443,045
Perrigo Co. PLC	41,930	933,781
		6,436,092
Professional Services–2.57%
†CACI International, Inc. Class A	6,721	3,352,300
Concentrix Corp.	13,675	631,101
†ExlService Holdings, Inc.	49,371	2,173,805
Exponent, Inc.	15,462	1,074,300
†FTI Consulting, Inc.	9,738	1,574,148
Genpact Ltd.	49,411	2,069,827
Insperity, Inc.	10,899	536,231
KBR, Inc.	39,434	1,864,834
Maximus, Inc.	17,186	1,570,285
†Parsons Corp.	16,300	1,351,596
†Paylocity Holding Corp.	13,654	2,174,673
Science Applications International Corp.	14,374	1,428,344
TransUnion	59,600	4,993,288
		24,794,732
LVIP SSGA Mid-Cap Index Fund–5

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development–0.45%
†Jones Lang LaSalle, Inc.	14,479	$4,318,796
		4,318,796
Residential REITs–0.84%
American Homes 4 Rent Class A	99,625	3,312,531
Equity LifeStyle Properties, Inc.	59,200	3,593,440
Independence Realty Trust, Inc.	71,115	1,165,575
		8,071,546
Retail REITs–0.93%
Agree Realty Corp.	33,744	2,397,174
Brixmor Property Group, Inc.	93,595	2,590,709
Kite Realty Group Trust	67,240	1,499,452
NNN REIT, Inc.	57,705	2,456,502
		8,943,837
Semiconductors & Semiconductor Equipment–2.75%
†Allegro MicroSystems, Inc.	37,949	1,108,111
Amkor Technology, Inc.	34,650	984,060
†Cirrus Logic, Inc.	15,706	1,967,805
Entegris, Inc.	46,323	4,283,025
†Lattice Semiconductor Corp.	41,812	3,065,656
†MACOM Technology Solutions Holdings, Inc.	19,583	2,437,888
MKS, Inc.	20,529	2,540,874
†Onto Innovation, Inc.	14,975	1,935,069
Power Integrations, Inc.	17,090	687,189
†Rambus, Inc.	32,902	3,428,388
†Silicon Laboratories, Inc.	9,992	1,310,251
†Synaptics, Inc.	11,745	802,653
Universal Display Corp.	13,509	1,940,298
		26,491,267
Software–3.90%
†Appfolio, Inc. Class A	6,989	1,926,588
†Bill Holdings, Inc.	28,007	1,483,531
†Blackbaud, Inc.	11,385	732,169
†Commvault Systems, Inc.	13,586	2,564,765
†Docusign, Inc.	61,726	4,449,827
Dolby Laboratories, Inc. Class A	18,725	1,355,128
†Dropbox, Inc. Class A	56,532	1,707,832
†Dynatrace, Inc.	92,138	4,464,086
†Guidewire Software, Inc.	25,729	5,914,068
†Manhattan Associates, Inc.	18,499	3,791,925
†Nutanix, Inc. Class A	82,000	6,099,980
Pegasystems, Inc.	28,200	1,621,500
†Qualys, Inc.	11,033	1,459,997
		37,571,396
Specialized REITs–1.47%
CubeSmart	69,666	2,832,619
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs (continued)
EPR Properties	23,264	$1,349,545
Gaming & Leisure Properties, Inc.	86,540	4,033,629
Lamar Advertising Co. Class A	26,524	3,247,068
National Storage Affiliates Trust	21,512	650,093
PotlatchDeltic Corp.	21,703	884,397
Rayonier, Inc.	43,209	1,146,767
		14,144,118
Specialty Retail–3.61%
†Abercrombie & Fitch Co. Class A	14,540	1,243,897
†AutoNation, Inc.	8,642	1,890,610
Bath & Body Works, Inc.	64,676	1,666,054
†Burlington Stores, Inc.	19,026	4,842,117
†Chewy, Inc. Class A	68,189	2,758,245
Dick's Sporting Goods, Inc.	20,431	4,540,177
†Five Below, Inc.	16,825	2,602,827
†Floor & Decor Holdings, Inc. Class A	32,907	2,425,246
†GameStop Corp. Class A	125,847	3,433,106
Gap, Inc.	69,525	1,487,140
Lithia Motors, Inc.	7,823	2,472,068
Murphy USA, Inc.	5,365	2,083,015
Penske Automotive Group, Inc.	5,642	981,200
†RH	4,677	950,179
†Valvoline, Inc.	38,715	1,390,256
		34,766,137
Technology Hardware, Storage & Peripherals–0.83%
†Pure Storage, Inc. Class A	94,943	7,957,173
		7,957,173
Textiles, Apparel & Luxury Goods–0.59%
†Capri Holdings Ltd.	36,543	727,937
Columbia Sportswear Co.	7,908	413,588
†Crocs, Inc.	16,716	1,396,622
PVH Corp.	14,684	1,230,079
†Under Armour, Inc. Class A	95,724	471,755
VF Corp.	99,971	1,442,581
		5,682,562
Trading Companies & Distributors–1.75%
Applied Industrial Technologies, Inc.	11,638	3,038,100
†Core & Main, Inc. Class A	57,929	3,118,318
GATX Corp.	10,905	1,906,194
MSC Industrial Direct Co., Inc. Class A	13,963	1,286,551
Watsco, Inc.	10,666	4,312,264
WESCO International, Inc.	14,875	3,146,062
		16,807,489
LVIP SSGA Mid-Cap Index Fund–6

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities–0.36%
Essential Utilities, Inc.	85,743	$3,421,146
		3,421,146
Total Common Stock (Cost $618,788,363)		953,350,700

MONEY MARKET FUND–0.91%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.09%)	8,751,409	8,751,409
Total Money Market Fund (Cost $8,751,409)		8,751,409

TOTAL INVESTMENTS–99.89% (Cost $627,539,772)	962,102,109
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.11%	1,107,162
NET ASSETS APPLICABLE TO 75,175,305 SHARES OUTSTANDING–100.00%	$963,209,271

†Non-income producing.

The following futures contracts were outstanding at September 30, 2025:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
30	CME E-mini S&P MidCap 400 Index Futures	$9,858,600	$9,916,816	12/19/25	$—	$(58,216)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2025.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP SSGA Mid-Cap Index Fund–7